Loans and Allowance for Credit Losses	9 Months Ended
Jul. 31, 2022
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Loans and Allowance for Credit Losses
Note 3: Loans and Allowance for Credit Losses
Credit Risk Exposure
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at July 31, 2022 and October 31, 2021. Stage 1 represents those performing loans carried with up to a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime expected credit loss that are credit impaired.

(Canadian $ in millions)	July 31, 2022							October 31, 2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	6	-	-	6	4	-	-	4
Very low	100,097	316	-	100,413	94,566	179	-	94,745
Low	23,960	2,816	-	26,776	23,471	1,293	-	24,764
Medium	11,976	2,912	-	14,888	12,066	2,250	-	14,316
High	149	305	-	454	167	306	-	473
Not rated	1,190	47	-	1,237	1,051	46	-	1,097
Impaired	-	-	302	302	-	-	351	351
Gross residential mortgages	137,378	6,396	302	144,076	131,325	4,074	351	135,750
Allowance for credit losses	42	41	8	91	46	39	12	97
Carrying amount	137,336	6,355	294	143,985	131,279	4,035	339	135,653
Loans: Consumer instalment and other personal
Exceptionally low	1,668	43	-	1,711	1,487	37	-	1,524
Very low	37,443	28	-	37,471	30,672	8	-	30,680
Low	21,571	873	-	22,444	21,660	534	-	22,194
Medium	11,531	4,531	-	16,062	13,336	3,607	-	16,943
High	903	1,334	-	2,237	661	1,375	-	2,036
Not rated	4,096	31	-	4,127	3,450	50	-	3,500
Impaired	-	-	285	285	-	-	287	287
Gross consumer instalment and other personal	77,212	6,840	285	84,337	71,266	5,611	287	77,164
Allowance for credit losses	101	282	94	477	113	333	91	537
Carrying amount	77,111	6,558	191	83,860	71,153	5,278	196	76,627
Loans: Credit cards (1)
Exceptionally low	2,844	-	-	2,844	2,532	-	-	2,532
Very low	530	1	-	531	450	-	-	450
Low	2,182	157	-	2,339	1,801	66	-	1,867
Medium	2,096	786	-	2,882	1,743	663	-	2,406
High	103	348	-	451	75	287	-	362
Not rated	85	-	-	85	486	-	-	486
Impaired	-	-	-	-	-	-	-	-
Gross credit cards	7,840	1,292	-	9,132	7,087	1,016	-	8,103
Allowance for credit losses	65	186	-	251	67	209	-	276
Carrying amount	7,775	1,106	-	8,881	7,020	807	-	7,827
Loans: Business and government (2)
Acceptable
Investment grade	176,477	3,801	-	180,278	144,807	1,446	-	146,253
Sub-investment grade	92,058	20,852	-	112,910	85,375	14,534	-	99,909
Watchlist	-	5,729	-	5,729	-	6,137	-	6,137
Impaired	-	-	1,367	1,367	-	-	1,531	1,531
Gross business and government	268,535	30,382	1,367	300,284	230,182	22,117	1,531	253,830
Allowance for credit losses	627	586	380	1,593	529	730	395	1,654
Carrying amount	267,908	29,796	987	298,691	229,653	21,387	1,136	252,176
Gross total loans and acceptances	490,965	44,910	1,954	537,829	439,860	32,818	2,169	474,847
Net total loans and acceptances	490,130	43,815	1,472	535,417	439,105	31,507	1,671	472,283
Commitments and financial guarantee contracts
Acceptable
Investment grade	173,173	2,507	-	175,680	154,975	2,367	-	157,342
Sub-investment grade	43,680	14,815	-	58,495	46,827	8,164	-	54,991
Watchlist	-	1,647	-	1,647	-	2,453	-	2,453
Impaired	-	-	400	400	-	-	682	682
Allowance for credit losses	221	147	14	382	195	186	13	394
Carrying amount (3)(4)	216,632	18,822	386	235,840	201,607	12,798	669	215,074

(1)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(2)	Includes customers’ liability under acceptances.
(3)
 Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(4)	Certain commercial borrower commitments are conditional and may include recourse with other parties.

Allowance for Credit Losses
The allowance for credit losses recorded in our Consolidated Balance Sheet is maintained at a level we consider adequate to absorb credit-related losses on our loans and other credit instruments. The allowance for credit losses amounted to $2,794 million at July 31, 2022 ($2,958 million as at October 31, 2021) of which $2,412 million ($2,564 million as at October 31, 2021) was recorded in loans and $382 million ($394 million as at October 31, 2021) was recorded in other
liabilities in our Consolidated Balance Sheet.
Significant changes in the gross balances, including originations, maturities and repayments in the normal course of operations, impact the allowance for credit losses.

The following tables show the continuity in the loss allowance by product type for the three and nine months ended July 31, 2022 and July 31, 2021. Transfers represent the amount of expected credit loss (ECL) that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	July 31, 2022				July 31, 2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	37	36	16	89	60	53	22	135
Transfer to Stage 1	9	(8)	(1)	-	14	(13)	(1)	-
Transfer to Stage 2	(1)	2	(1)	-	(1)	3	(2)	-
Transfer to Stage 3	-	(1)	1	-	-	(2)	2	-
Net remeasurement of loss allowance	(13)	11	1	(1)	(35)	-	3	(32)
Loan originations	9	-	-	9	15	-	-	15
Derecognitions and maturities	(1)	(2)	-	(3)	(2)	(3)	-	(5)
Model changes	2	5	-	7	-	-	-	-
Total Provision for Credit Losses (PCL) (1)	5	7	-	12	(9)	(15)	2	(22)
Write-offs (2)	-	-	(1)	(1)	-	-	(3)	(3)
Recoveries of previous write-offs	-	-	3	3	-	-	4	4
Foreign exchange and other	-	(1)	(3)	(4)	-	-	(3)	(3)
Balance as at end of period	42	42	15	99	51	38	22	111
Loans: Consumer instalment and other personal
Balance as at beginning of period	106	306	92	504	141	401	101	643
Transfer to Stage 1	54	(52)	(2)	-	58	(56)	(2)	-
Transfer to Stage 2	(8)	16	(8)	-	(5)	16	(11)	-
Transfer to Stage 3	(2)	(18)	20	-	(3)	(24)	27	-
Net remeasurement of loss allowance	(59)	73	29	43	(64)	60	18	14
Loan originations	24	-	-	24	23	-	-	23
Derecognitions and maturities	(4)	(9)	-	(13)	(8)	(13)	-	(21)
Model changes	2	(12)	-	(10)	-	-	-	-
Total PCL (1)	7	(2)	39	44	1	(17)	32	16
Write-offs (2)	-	-	(52)	(52)	-	-	(55)	(55)
Recoveries of previous write-offs	-	-	20	20	-	-	24	24
Foreign exchange and other	1	(1)	(5)	(5)	-	2	(4)	(2)
Balance as at end of period	114	303	94	511	142	386	98	626
Loans: Credit cards
Balance as at beginning of period	98	203	-	301	106	284	-	390
Transfer to Stage 1	29	(29)	-	-	42	(42)	-	-
Transfer to Stage 2	(8)	8	-	-	(6)	6	-	-
Transfer to Stage 3	-	(27)	27	-	-	(47)	47	-
Net remeasurement of loss allowance	(18)	51	22	55	(39)	84	2	47
Loan originations	13	-	-	13	11	-	-	11
Derecognitions and maturities	(1)	(6)	-	(7)	(3)	(7)	-	(10)
Model changes	(8)	26	-	18	-	-	-	-
Total PCL (1)	7	23	49	79	5	(6)	49	48
Write-offs (2)	-	-	(63)	(63)	-	-	(70)	(70)
Recoveries of previous write-offs	-	-	18	18	-	-	26	26
Foreign exchange and other	1	(1)	(4)	(4)	(1)	(1)	(5)	(7)
Balance as at end of period	106	225	-	331	110	277	-	387
Loans: Business and government
Balance as at beginning of period	736	752	412	1,900	689	1,075	541	2,305
Transfer to Stage 1	59	(51)	(8)	-	114	(113)	(1)	-
Transfer to Stage 2	(40)	45	(5)	-	(23)	63	(40)	-
Transfer to Stage 3	(1)	(8)	9	-	-	(17)	17	-
Net remeasurement of loss allowance	39	(7)	20	52	(112)	13	12	(87)
Loan originations	91	-	-	91	87	-	-	87
Derecognitions and maturities	(111)	(33)	-	(144)	(36)	(72)	-	(108)
Model changes	18	(26)	-	(8)	-	-	-	-
Total PCL (1)	55	(80)	16	(9)	30	(126)	(12)	(108)
Write-offs (2)	-	-	(40)	(40)	-	-	(101)	(101)
Recoveries of previous write-offs	-	-	8	8	-	-	13	13
Foreign exchange and other	3	-	(9)	(6)	9	5	1	15
Balance as at end of period	794	672	387	1,853	728	954	442	2,124
Total as at end of period	1,056	1,242	496	2,794	1,031	1,655	562	3,248
Comprised of: Loans	835	1,095	482	2,412	822	1,464	538	2,824
Other credit instruments (3)	221	147	14	382	209	191	24	424
(1) Excludes PCL on other assets of $10 million for the three months ended July 31, 2022 ($(4) million for the three months ended July 31, 2021).
(2) Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.
(3) Other credit instruments, including
off-balance
sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

(Canadian $ in millions)
For the nine months ended	July 31, 2022				July 31, 2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	46	40	19	105	51	75	26	152
Transfer to Stage 1	29	(27)	(2)	-	48	(39)	(9)	-
Transfer to Stage 2	(3)	8	(5)	-	(3)	20	(17)	-
Transfer to Stage 3	-	(5)	5	-	-	(11)	11	-
Net remeasurement of loss allowance	(51)	27	5	(19)	(68)	5	29	(34)
Loan originations	24	-	-	24	28	-	-	28
Derecognitions and maturities	(4)	(6)	-	(10)	(5)	(10)	-	(15)
Model changes	2	5	-	7	-	-	-	-
Total Provision for Credit Losses ( PCL ) (1)	(3)	2	3	2	-	(35)	14	(21)
Write-offs (2)	-	-	(5)	(5)	-	-	(9)	(9)
Recoveries of previous write-offs	-	-	6	6	-	-	8	8
Foreign exchange and other	(1)	-	(8)	(9)	-	(2)	(17)	(19)
Balance as at end of period	42	42	15	99	51	38	22	111
Loans: Consumer instalment and other personal
Balance as at beginning of period	128	357	91	576	148	454	105	707
Transfer to Stage 1	183	(176)	(7)	-	175	(168)	(7)	-
Transfer to Stage 2	(30)	51	(21)	-	(21)	50	(29)	-
Transfer to Stage 3	(4)	(61)	65	-	(6)	(76)	82	-
Net remeasurement of loss allowance	(199)	173	62	36	(197)	169	77	49
Loan originations	60	-	-	60	66	-	-	66
Derecognitions and maturities	(16)	(30)	-	(46)	(21)	(37)	-	(58)
Model changes	(9)	(13)	-	(22)	-	-	-	-
Total PCL (1)	(15)	(56)	99	28	(4)	(62)	123	57
Write-offs (2)	-	-	(144)	(144)	-	-	(184)	(184)
Recoveries of previous write-offs	-	-	59	59	-	-	70	70
Foreign exchange and other	1	2	(11)	(8)	(2)	(6)	(16)	(24)
Balance as at end of period	114	303	94	511	142	386	98	626
Loans: Credit cards
Balance as at beginning of period	114	245	-	359	110	321	-	431
Transfer to Stage 1	114	(114)	-	-	141	(141)	-	-
Transfer to Stage 2	(25)	25	-	-	(21)	21	-	-
Transfer to Stage 3	(1)	(83)	84	-	(1)	(134)	135	-
Net remeasurement of loss allowance	(125)	151	48	74	(139)	234	22	117
Loan originations	38	-	-	38	28	-	-	28
Derecognitions and maturities	(4)	(17)	-	(21)	(6)	(22)	-	(28)
Model changes	(6)	18	-	12	-	-	-	-
Total PCL (1)	(9)	(20)	132	103	2	(42)	157	117
Write-offs (2)	-	-	(177)	(177)	-	-	(212)	(212)
Recoveries of previous write-offs	-	-	58	58	-	-	73	73
Foreign exchange and other	1	-	(13)	(12)	(2)	(2)	(18)	(22)
Balance as at end of period	106	225	-	331	110	277	-	387
Loans: Business and government
Balance as at beginning of period	662	855	401	1,918	658	1,258	608	2,524
Transfer to Stage 1	226	(188)	(38)	-	385	(380)	(5)	-
Transfer to Stage 2	(96)	147	(51)	-	(86)	138	(52)	-
Transfer to Stage 3	(1)	(40)	41	-	(2)	(83)	85	-
Net remeasurement of loss allowance	(266)	23	124	(119)	(327)	268	119	60
Loan originations	383	-	-	383	232	-	-	232
Derecognitions and maturities	(184)	(124)	-	(308)	(102)	(165)	-	(267)
Model changes	19	(32)	-	(13)	(5)	(19)	-	(24)
Total PCL (1)	81	(214)	76	(57)	95	(241)	147	1
Write-offs (2)	-	-	(96)	(96)	-	-	(285)	(285)
Recoveries of previous write-offs	-	-	26	26	-	-	40	40
Foreign exchange and other	51	31	(20)	62	(25)	(63)	(68)	(156)
Balance as at end of period	794	672	387	1,853	728	954	442	2,124
Total as at end of period	1,056	1,242	496	2,794	1,031	1,655	562	3,248
Comprised of: Loans	835	1,095	482	2,412	822	1,464	538	2,824
Other credit instruments (3)	221	147	14	382	209	191	24	424
(1) Excludes PCL on other assets of $11 million for the nine months ended July 31, 2022 ($(8) million for the nine months ended July 31, 2021).
(2) Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.
(3) Other credit instruments, including
off-balance
sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.
Loans and allowance for credit losses by geographic region as at July 31, 2022 and October 31, 2021 are as follows:

(Canadian $ in millions)	July 31, 2022				October 31, 2021
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount
By geographic region (1):
Canada	332,973	328	1,051	331,594	299,905	345	1,143	298,417
United States	181,598	154	865	180,579	153,479	153	910	152,416
Other countries	10,643	-	14	10,629	7,442	-	13	7,429
Total	525,214	482	1,930	522,802	460,826	498	2,066	458,262
(1) Geographic region is based upon country of ultimate risk.
(2) Excludes allowance for credit losses on impaired loans of $14 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2021).
(3) Excludes allowance for credit losses on performing loans of $368 million for other credit instruments, which is included in other liabilities ($381 million as at October 31, 2021).
Impaired (Stage 3) loans, including the related allowances, as at July 31, 2022 and October 31, 2021 are as follows:

(Canadian $ in millions)	July 31, 2022			October 31, 2021
	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)
Residential mortgages	302	8	294	351	12	339
Consumer instalment and other personal	285	94	191	287	91	196
Business and government (1)	1,367	380	987	1,531	395	1,136
Total	1,954	482	1,472	2,169	498	1,671
By geographic region (2):
Canada	1,201	328	873	1,195	345	850
United States	753	154	599	974	153	821
Other countries	-	-	-	-	-	-
Total	1,954	482	1,472	2,169	498	1,671
(1) Includes customers’ liability under acceptances.
(2) Geographic region is based upon the country of ultimate risk.
(3) Gross impaired loans and net impaired loans exclude purchased credit impaired loans.
(4) Excludes allowance for credit losses on impaired loans of $14 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2021).
Loans Past Due Not Impaired
Loans that are past due but not classified as impaired are loans where our customers have failed to make payments when contractually due but for which we expect the full amount of principal and interest payments to be collected, or loans which are held at fair value. The following table presents loans that are past due but not classified as impaired as at July 31, 2022 and October 31, 2021. Loans less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)	July 31, 2022			October 31, 2021
	30 to 89 days	90 days or more	Total	30 to 89 days	90 days or more	Total
Residential mortgages	390	14	404	404	14	418
Credit card, consumer instalment and other personal	326	67	393	279	59	338
Business and government	206	37	243	264	33	297
Total	922	118	1,040	947	106	1,053
Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $36 million and $36 million as at July 31, 2022 and October 31, 2021, respectively.
ECL Sensitivity and Key Economic Variables
The expected credit loss model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The allowance for performing loans is sensitive to changes in both economic forecasts and the probability-weight assigned to each forecast scenario. Forecasts are developed internally by our Economics group, considering external data and our view of future economic conditions. We apply experienced credit judgment to reflect factors not captured in the ECL models, as we deem necessary. We applied experienced credit judgment to reflect the continuing impact of the uncertain environment on credit conditions and the economy as a result of the
COVID-19
pandemic, as well as the impacts of high inflation and supply-chain disruptions.
As at July 31, 2022, our base case scenario depicts
weaker
economic growth in both Canada and the U.S
,
as growth is tempered by
high
inflation
, rapidly-rising
interest rates
, and weaker global demand
. In contrast, our base case economic forecast as at October 31, 2021, depicted a stronger economic forecast in both Canada and the United States over the projection period. If we assumed a 100% base case economic forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately $1,750 million as at July 31, 2022 ($1,725 million as at October 31, 2021), compared to the reported allowance for performing loans of $2,298 million ($2,447 million as at October 31, 2021).
The benign scenario as at July 31, 2022 involves a materially stronger economic environment than the base case forecast, with a considerably lower unemployment rate.
As at July 31, 2022, our adverse economic scenario depicts a contracting economy, with annual average real GDP declining in both Canada and the U.S. The adverse case as at October 31, 2021 depicted a slightly weaker economic environment in Canada and the
U.S.
with higher unemployment rates. If we assumed a 100% adverse economic forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately $3,150 million as at July 31, 2022 ($3,825 million as at October 31, 2021), compared to the reported allowance for performing loans of $2,298 million ($2,447 million as at October 31, 2021).
When we measure changes in economic performance in our forecasts, we use real GDP as the basis, which acts as the key driver for movements in many of the other economic and market variables used, including equity volatility index (VIX), corporate BBB credit spreads, unemployment rates, housing price indices and consumer credit. Many of the variables have a high degree of interdependency and as such, there is no one single factor to which loan impairment allowances as a whole are sensitive.
The following table show
s
 certain key economic variables used to estimate the allowance on performing loans during the forecast period. The values shown represent the national annual average levels or growth rates for the next 12 months and subsequent 12 months following each reporting period for all scenarios. While the values disclosed below are national variables, we also use regional variables in our underlying models where appropriate.

	As at July 31, 2022						As at October 31, 2021
All figures are average annual values	Benign scenario		Base scenario		Adverse scenario		Benign scenario		Base scenario		Adverse scenario
	First 12 Months	Subsequent 12 Months	First 12 Months	Subsequent 12 Months	First 12 Months	Subsequent 12 Months	First 12 Months	Subsequent 12 Months	First 12 Months	Subsequent 12 Months	First 12 Months	Subsequent 12 Months

Real GDP growth rates (1)
Canada	5.4%	3.3%	3.1%	1.7%	(2.0)%	(1.1)%	6.3%	5.5%	4.0%	3.9%	(2.7)%	(1.1)%
United States	3.9%	2.4%	1.7%	1.1%	(2.8)%	(1.1)%	7.1%	4.0%	4.8%	2.7%	(1.2)%	(1.1)%
Corporate BBB 10-year spread
Canada	1.9%	1.8%	2.2%	2.1%	3.7%	4.4%	1.4%	1.7%	1.8%	2.0%	3.6%	4.4%
United States	1.4%	1.5%	1.7%	1.9%	4.2%	4.5%	0.9%	1.1%	1.2%	1.5%	4.2%	4.5%
Unemployment rates
Canada	4.3%	3.7%	5.2%	5.5%	7.9%	10.0%	6.0%	4.9%	6.6%	5.7%	10.8%	12.7%
United States	3.2%	2.8%	3.7%	4.2%	6.5%	8.6%	4.2%	3.2%	4.7%	3.7%	8.5%	11.0%
Housing Price Index (1)
Canada (2)	10.0%	(2.3)%	6.6%	(7.2)%	(4.6)%	(18.0)%	18.2%	10.2%	15.1%	5.2%	(6.4)%	(18.0)%
United States (3)	13.3%	4.2%	11.0%	1.3%	(6.3)%	(15.5)%	14.6%	6.7%	12.3%	4.3%	(6.1)%	(15.5)%

(1)	Real gross domestic product and housing price index are year-over-year growth rates.
(2)	In Canada, we use the HPI Benchmark Composite.
(3)	In the United States, we use the National Case-Shiller House Price Index.
The ECL approach requires the recognition of credit losses generally based on 12 months of expected losses for performing loans (Stage 1) and the recognition of lifetime expected losses for performing loans that have experienced a significant increase in credit risk since origination (Stage 2). Under our current probability-weighted scenarios and based on the current risk profile of our loan exposures, if all our performing loans were in Stage 1, our allowance for performing loans would be approximately $1,725 million ($1,775 million as at October 31, 2021), compared with the reported allowance for performing loans of $2,298 million ($2,447 million as at October 31, 2021).